Segment Information - Schedule of Reconciliation from Segments Operating Profit to Consolidated Profit Before Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information [Line Items]
Segments Operating Profit	€ 162,225	€ 103,109	€ 62,220
Finance income	21,709	14,926	8,006
Finance expense	18,808	21,848	15,250
Share of profit of an associate	547	92	(262)
Profit Before Tax	165,673	96,279	54,714
Inter-Segment Elimination
Segment Information [Line Items]
Segments Operating Profit	(9,730)	(16,127)	(16,528)
Total Segments | Operating Segments
Segment Information [Line Items]
Segments Operating Profit	€ 171,955	€ 119,236	€ 78,748